REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2017
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES

17. REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES

Agnico Eagle is a gold mining company with mining operations in Canada, Mexico and Finland. The Company earns a significant proportion of its revenues from the production and sale of gold in both dore bar and concentrate form. The remainder of revenue and cash flow is generated by the production and sale of by-product metals. The revenue from by-product metals is primarily generated by production at the LaRonde mine in Canada (silver, zinc and copper) and the Pinos Altos mine in Mexico (silver).

The cash flow and profitability of the Company's operations are significantly affected by the market price of gold and, to a lesser extent, silver, zinc and copper. The prices of these metals can fluctuate significantly and are affected by numerous factors beyond the Company's control.

During the year ended December 31, 2017, four customers each contributed more than 10.0% of total revenues from mining operations for a combined total of approximately 78.1% of revenues from mining operations in the Northern and Southern business units. However, because gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product.

Trade receivables are recognized once the transfer of ownership for the metals sold has occurred and reflect the amounts owing to the Company in respect of its sales of concentrates to third parties prior to the satisfaction in full of the payment obligations of the third parties. As at December 31, 2017, the Company had $12.0 million (2016 – $8.2 million) in receivables relating to provisionally priced concentrate sales.

	Year Ended December 31,

	2017	2016

Revenues from mining operations:

Gold	$2,140,890	$2,049,871

Silver	86,262	85,096

Zinc	9,177	1,413

Copper	6,275	1,852

Total revenues from mining operations	$2,242,604	$2,138,232

In 2017, precious metals (gold and silver) accounted for 99.3% of Agnico Eagle's revenues from mining operations (2016 – 99.8%). The remaining revenues from mining operations consisted of net by-product metal revenues from non-precious metals.